Filed under Rule 497(e)

Registration No. 033-52742

SunAmerica Series Trust

Aggressive Growth Portfolio

Fundamental Growth Portfolio

(each, a “Portfolio,” and collectively, the “Portfolios”)

Supplement dated June 17, 2016 to the Portfolios’

Prospectus dated May 1, 2016, as amended

Thomas Pence, CFA, has announced his intention to retire from Wells Capital Management Incorporated by September 30, 2016. He will continue to serve as a portfolio manager of the Portfolios through August 31, 2016. After August 31, 2016, all references to Thomas Pence, CFA, in the Portfolios’ prospectus are deleted in their entirety. In addition, the following changes to the prospectus are effective immediately.

In the section entitled “Portfolio Summary: Fundamental Growth Portfolio – Investment Adviser,” the information in the table captioned “Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Thomas J. Pence, CFA	2007	Managing Director and Senior Portfolio Manager
Michael T. Smith, CFA	2011	Portfolio Manager
Christopher J. Warner, CFA	2016	Portfolio Manager

The information in the section entitled “Management – Information about the Subadvisers” under the subheading “Wells Capital Management Incorporated (WellsCap)” with respect to the Fundamental Growth Portfolio is supplemented with the following additional information:

Mr. Warner joined WellsCap in 2007, where he currently serves as a Portfolio Manager for the firm’s Fundamental Growth Equity team.

Capitalized terms used but not defined herein shall the meaning assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 033-52742

SunAmerica Series Trust

Aggressive Growth Portfolio

Fundamental Growth Portfolio

(each, a “Portfolio,” and collectively, the “Portfolios”)

Supplement dated June 17, 2016 to the Portfolios’

Statement of Additional Information (“SAI”) dated May 1, 2016, as amended

Thomas Pence, CFA, has announced his intention to retire from Wells Capital Management Incorporated (“WellsCap”) by September 30, 2016. He will continue to serve as a portfolio manager of the Portfolios through August 31, 2016. After August 31, 2016, all references to Thomas Pence, CFA, in the Portfolios’ SAI are deleted in their entirety. In addition, the following changes to the SAI are effective immediately.

In the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” the information on p. 71 with respect to Christopher Warner, a portfolio manager for WellsCap, is deleted and replaced with the following:

Advisers/ Subadviser	Portfolio Managers	Other Accounts*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)
WellsCap	Warner, Christopher J.	8	$4,600	0	0	43	$1,400

*	As of April 30, 2016

Capitalized terms used but not defined herein shall have the meaning assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.